Guarantor Financial Statements Condensed Consolidating Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Cash Flow Statement [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow
Year Ended December 31, 2011
(in thousands)

	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$1,212	$27,371	$10,375	$—	$38,958

Capital expenditures	—	(5,765)	(30,332)	(39,438)	—	(75,535)
Net proceeds from sale of:
Equity method investments	—	—	—	3,307	—	3,307
Other long-term assets	—	—	155	3,357	—	3,512
Investing activity with subsidiaries	—	(3,501)	(154)	—	3,655	—
Other, net	—	16	(533)	1,262	—	745
Investing cash flow	—	(9,250)	(30,864)	(31,512)	3,655	(67,971)

Issuances of long-term debt	—	330,000	—	67	—	330,067
Repayments of long-term debt	—	(400,265)	(8)	(60)	—	(400,333)
Payments for debt modification and issuance costs	—	(5,026)	—	—	—	(5,026)
Payments of debt extinguishment costs	—	(6,915)	—	—	—	(6,915)
Financing activity with subsidiaries	—	—	3,501	154	(3,655)	—
Financing cash flow	—	(82,206)	3,493	161	(3,655)	(82,207)
Increase (decrease) cash and equivalents	—	(90,244)	—	(20,976)	—	(111,220)
Cash and equivalents, beginning of period	—	99,016	—	57,465	—	156,481
Cash and equivalents, end of period	$—	$8,772	$—	$36,489	$—	$45,261

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012
(in thousands)

	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$(12,756)	$25,134	$20,199	$—	$32,577

Capital expenditures	—	(6,888)	(19,728)	(26,824)	—	(53,440)
Net proceeds from sale of:
Equity method investments	—	—	—	3,142	—	3,142
Other long-term assets	2,601	—	1,341	1,051	—	4,993
Investing activity with subsidiaries	—	—	(6,710)	—	6,710	—
Other, net	—	—	—	(2,334)	—	(2,334)
Investing cash flow	2,601	(6,888)	(25,097)	(24,965)	6,710	(47,639)

Repayments of long-term debt	—	(16,500)	(37)	(231)	—	(16,768)
Payments for debt modification and issuance costs	—	(2,405)	—	—	—	(2,405)
Borrowings under the revolving credit facility	—	70,000	—	—	—	70,000
Repayments of revolving credit facility	—	(30,000)	—	—	—	(30,000)
Financing activity with subsidiaries	—	2,481	—	4,229	(6,710)	—
Financing cash flow	—	23,576	(37)	3,998	(6,710)	20,827
Increase (decrease) cash and equivalents	2,601	3,932	—	(768)	—	5,765
Cash and equivalents, beginning of period	—	8,772	—	36,489	—	45,261
Cash and equivalents, end of period	$2,601	$12,704	$—	$35,721	$—	$51,026

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow
Year Ended December 31, 2010
(in thousands)

	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$70,565	$34,422	$(7,126)	$—	$97,861

Capital expenditures	—	(7,248)	(26,504)	(31,790)	—	(65,542)
Net proceeds from sale of:
51% of European smoothie business	—	—	—	16,882	—	16,882
Equity method investments	—	17,500	—	3,845	—	21,345
Other long-term assets	—	—	23	1,066	—	1,089
Investing activity with subsidiaries	—	—	(8,606)	—	8,606	—
Other, net	—	40	(54)	(6,080)	—	(6,094)
Investing cash flow	—	10,292	(35,141)	(16,077)	8,606	(32,320)

Issuances of long-term debt	—	—	—	—	—	—
Repayments of long-term debt	—	(30,307)	(82)	(40)	—	(30,429)
Financing activity with subsidiaries	—	7,793	—	813	(8,606)	—
Financing cash flow	—	(22,514)	(82)	773	(8,606)	(30,429)
Increase (decrease) cash and equivalents	—	58,343	(801)	(22,430)	—	35,112
Cash and equivalents, beginning of period	—	40,673	801	79,895	—	121,369
Cash and equivalents, end of period	$—	$99,016	$—	$57,465	$—	$156,481